UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-6727
                                                      --------

                              DOMINION FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                  21509 Willisville Road, Upperville, VA 20184
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Paul Dietrich
                  21509 Willisville Road, Upperville, VA 20184
                  --------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30, 2008
                         -------------

Date of reporting period: 12-month period ended June 30, 2008
                          -----------------------------------

Item 1. Proxy Voting Record.

The following information relates to each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;


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

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


(a) Issuer        Amkor Technology, Inc.
(b) Symbol        AMKR
(c) CUSIP         031652100
(d) Date          08/06/07
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            A vote for election of the following...     FOR        FOR
Issuer            Approve the 2007 Executive Incentive...     FOR        FOR
Issuer            Approve the 2007 Equity Incentive Plan.     FOR        FOR
Issuer            Approve the ratification of the...          FOR        FOR


(a) Issuer        Mittal Steel Company N.V.
(b) Symbol        MT
(c) CUSIP         03937E101
(d) Date          08/28/07
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            Proposal to merge Mittal Steel Company...   FOR        FOR


(a) Issuer        Ship Finance International Limited
(b) Symbol        SFL
(c) CUSIP         G81075106
(d) Date          09/28/07
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            A vote for election of the following...     FOR        FOR
Issuer            Proposal to appoint Moore Stephens P.C...   FOR        FOR
Issuer            Proposal to amend the company's bye-laws    FOR        FOR
Issuer            Proposal to approve the remuneration of...  FOR        FOR


(a) Issuer        Empire Financial Holding Company
(b) Symbol        EFH
(c) CUSIP         291658102
(d) Date          09/28/07
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            A vote for election of the following...     FOR        FOR
Issuer            Approval of a new incentive...              FOR        FOR
Issuer            Confirmation of the appointment of...       FOR        FOR
Issuer            To amend the company's charter to...        FOR        FOR


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

(a) Issuer        China Petroleum & Chemical Corporation
(b) Symbol        SNP
(c) CUSIP         16941R108
(d) Date          11/15/07
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            Issuance size                               FOR        FOR
Issuer            Issuance price                              FOR        FOR
Issuer            Issuance target, method of issuance and...  FOR        FOR
Issuer            Term of the bonds                           FOR        FOR
Issuer            Interest rate of the bonds with warrants    FOR        FOR
Issuer            Term and method of repayment for...         FOR        FOR
Issuer            Term of redemption                          FOR        FOR
Issuer            Guarantee                                   FOR        FOR
Issuer            Term of warrants                            FOR        FOR
Issuer            Conversion period of the warrants           FOR        FOR
Issuer            Proportion of exercise price of the...      FOR        FOR
Issuer            Exercise price of the warrants              FOR        FOR
Issuer            Adjustment of the exercise price of...      FOR        FOR
Issuer            Use of proceeds from the proposed...        FOR        FOR
Issuer            Validity of the resolution                  FOR        FOR
Issuer            Authorizations to the Board of Directors... FOR        FOR
Issuer            To consider the "Resolution relating..."    FOR        FOR
Issuer            To consider the "Resolution relating..."    FOR        FOR


(a) Issuer        Randgold Resources Limited
(b) Symbol        RGORF
(c) CUSIP         G73740113
(d)Date           04/28/08
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            Ordinary resolution- adoption of the...
Issuer            Ordinary resolution- re-election of...
Issuer            Ordinary resolution- election of...
Issuer            Ordinary resolution- adoption of the...
Issuer            Ordinary resolution- approve the fees ...
Issuer            Ordinary resolution- re-appoint Bdo Stoy...
Issuer            Special resolution- increase of...
Issuer            Special resolution- amend paragraph 4...
Issuer            Special resolution- amend article 4.1 of...
Issuer            Special resolution- approve restricted...
(g) NOT VOTED


(a) Issuer        Pan American Silver Corp.
(b) Symbol        PAAS
(c) CUSIP         697900108
(d)Date           05/13/08
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            A vote for election of the following...     FOR        FOR
Issuer            To appoint Deloitte & Touche LLP as...      FOR        FOR
Issuer            To authorize the directors to fix the...    FOR        FOR
Issuer            Ordinary resolution of the meeting...       FOR        FOR


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

(a) Issuer        BPZ Resources, Inc.
(b) Symbol        BZP
(c) CUSIP         055639108
(d) Date          06/20/08
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            A vote for election of the following...     FOR        FOR
Issuer            Proposal to ratify the appointment of...    FOR        FOR


(a) Issuer        James River Coal Company
(b) Symbol        JRCC
(c) CUSIP         470355207
(d) Date          06/27/08
(f) BY            (e) Proposal                                (h) Vote   (i) MRV
Issuer            A vote for election of the following...     FOR        FOR


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Dominion Funds, Inc.
--------------------
(Registrant)


By       /S/ Paul Dietrich
         -----------------
         Paul Dietrich, President and
         principal executive officer

Date     August 29, 2008
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